Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue [Table Text Block]
Revenues disaggregated by key products are summarized below:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Sales and other operating revenues:
Olefins & co-products	$4,782	$5,008	$2,432
Polyethylene	9,694	10,219	5,914
Polypropylene	7,458	8,892	5,118
Propylene oxide and derivatives	3,097	2,885	1,714
Oxyfuels and related products	5,482	3,587	2,278
Intermediate chemicals	4,012	3,415	2,080
Compounding and solutions	4,197	4,150	3,238
Refined products	10,975	7,178	4,346
Other	754	839	633
Total	$50,451	$46,173	$27,753
The following table presents our revenues disaggregated by geography, based upon the location of the customer:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Sales and other operating revenues:
United States	$24,789	$22,526	$12,113
Germany	3,555	3,395	2,113
China	2,533	2,322	1,474
Mexico	2,042	1,572	1,197
Japan	1,954	1,417	876
Italy	1,737	1,828	1,175
France	1,366	1,431	875
Poland	1,271	1,169	926
The Netherlands	1,178	1,390	785
Other	10,026	9,123	6,219
Total	$50,451	$46,173	$27,753